Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Summary of Significant Accounting Policies [Abstract]
Schedule of condensed financial statements

	Balance as of December 31, 2017	Impact of Adoption	Balance as of January 1, 2018
Current deferred commissions	$-	$682	$682
Long-term deferred commissions	$-	$1,129	$1,129
Accumulated deficit	$(195,098)	$1,811	$(193,287)

	As of June 30, 2018
	As Reported ASC 606	Impact of Adoption	Amounts under ASC 605
Condensed Consolidated Balance Sheet
Current deferred commissions	$739	$739	$-
Long-term deferred commissions	$1,355	$1,355	$-
Accumulated deficit	$(202,854)	$2,094	$(204,948)

	Six months ended June 30, 2018
	As Reported ASC 606	Impact of Adoption	Amounts under ASC 605
Condensed Consolidated Statements of Operations
Sales and Marketing	$8,202	$(242)	$8,444